UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22724

Exact name of registrant as specified in charter:	PGIM Global Short Duration High Yield Fund, Inc.

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	7/31/2019

Date of reporting period:	10/31/2018

Item 1. Schedule of Investments

PGIM Global Short Duration High Yield Fund, Inc.
Schedule of Investments as of October 31, 2018 (unaudited)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Long-Term Investments 135.8%
Bank Loans 19.1%
Canada 1.1%
Xplornet Communications, Inc., New Term B Loan, 3 Month LIBOR + 4.000%^	6.390%(c)	09/09/21		7,100	$ 7,118,002
France 3.2%
Financiere Verdi I SAS, Facility B1, 3 Month GBP LIBOR + 4.750%	5.550(c)	07/21/23	GBP	6,000	7,710,746
HomeVI, Senior Facility B, 3 Month EURIBOR + 3.250%	3.250(c)	10/31/24	EUR	2,650	3,016,514
Thom Europe, Facility B, 3 Month EURIBOR + 4.500%	4.500(c)	08/07/24	EUR	5,100	5,595,969
WowMidco SAS, Facility B2, 1 - 6 Month EURIBOR + 3.500%	3.500(c)	03/16/23	EUR	4,000	4,542,844
					20,866,073
Germany 0.0%
Nidda Healthcare Holding AG, Facility C GBP, 3 Month GBP LIBOR + 4.500%	4.993(c)	08/21/24	GBP	77	99,271
Luxembourg 1.6%
Intelsat Jackson Holdings SA,
Tranche B-3 Term Loan, 1 Month LIBOR + 3.750%	6.040(c)	11/27/23		2,000	1,997,000
Tranche B-5 Term Loan	6.630	01/02/24		3,695	3,779,985

Kiwi VFS SUB II Sarl, Facility B1 Loan, 3 Month GBP LIBOR + 4.000%	4.810(c)	07/29/24	GBP	3,875	4,962,313
					10,739,298
Netherlands 0.0%
Jacobs Douwe Egberts B.V., Term Loan	—(p)	07/01/22		202	229,066
Sweden 1.1%
Unilabs Diagnostics AB, Facility B2, 1 - 6 Month EURIBOR + 2.875%	2.875(c)	04/19/24	EUR	3,300	3,721,373
Verisure Holding AB, Facility B1E, 3 Month EURIBOR + 3.000%	3.000(c)	10/21/22	EUR	3,000	3,391,326
					7,112,699

PGIM Global Short Duration High Yield Fund, Inc.
Schedule of Investments as of October 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Bank Loans (Continued)
United Kingdom 3.0%
Camelia Bidco Ltd., Facility B1, 3 Month GBP LIBOR + 4.750%	5.550%(c)	10/10/24	GBP	2,200	$ 2,811,163
Eagle Bidco Ltd., Facility B, 1 Month GBP LIBOR + 4.750%	5.480(c)	05/12/22	GBP	3,650	4,671,263
EG Finco Ltd.,
Second Lien Term Loan, 3 Month EURIBOR + 7.750%	8.750(c)	04/06/26	EUR	2,675	3,039,291
Term B, 3 Month GBP LIBOR + 4.750%	5.550(c)	02/06/25	GBP	4,029	5,171,065

Froneri International PLC, Facility B3, 1 Month GBP LIBOR + 3.250%	3.980(c)	01/31/25	GBP	2,600	3,334,597
Richmond UK Bidco Ltd., Facility B, 1 Month GBP LIBOR + 4.250%	4.980(c)	03/03/24	GBP	583	722,536
					19,749,915
United States 9.1%
Aleris International, Inc., Initial Term Loan, 1 Month LIBOR + 4.750%	7.050(c)	02/27/23		1,047	1,055,230
Asurion LLC, Second Lien Replacement B-2 Term Loan, 1 Month LIBOR + 6.500%	8.800(c)	08/04/25		1,300	1,333,583
Boxer Parent Co., Inc., Initial Dollar Term Loan, 3 Month LIBOR + 4.250%	6.650(c)	10/02/25		4,050	4,058,100
CEC Entertainment, Inc., First Lien Term B Loan, 1 Month LIBOR + 3.250%	5.550(c)	02/15/21		3,682	3,519,700
Diamond BV, Initial Euro Term Loan, 2 - 3 Month EURIBOR + 3.250%	3.250(c)	09/06/24	EUR	5,853	6,589,040
Digicel International Finance Ltd., First Lien Initial Term B Loan, 3 Month LIBOR + 3.250%	5.570(c)	05/27/24		2,822	2,698,064
Exela Intermediate LLC, 2018 Repriced Term Loan, 3 Month LIBOR + 6.500%	8.830(c)	07/12/23		1,950	1,967,063
Financial & Risk U.S. Holdings, Inc., Initial Dollar Term Loan, 1 Month LIBOR + 3.750%	6.050(c)	10/01/25		4,800	4,753,714
Infor (US), Inc., Tranche B-6 Term Loan, 3 Month LIBOR + 2.750%	4.990(c)	02/01/22		735	732,084
Informatica LLC, Dollar Term B-1 Loan, 1 Month LIBOR + 3.250%	5.550(c)	08/05/22		1,305	1,307,905

PGIM Global Short Duration High Yield Fund, Inc.
Schedule of Investments as of October 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Bank Loans (Continued)
United States (cont’d.)
Laureate Education, Inc., Series 2024 Term Loan, 3 Month LIBOR + 3.500%	6.030%(c)	04/26/24		4,459	$ 4,462,877
McAfee LLC,
Retired Closing Date Euro Term Loan, 1 Month EURIBOR + 4.250%^	4.250(c)	09/30/24	EUR	1,389	1,577,714
Retired Closing Date Term Loan, 1 Month LIBOR + 4.500%	6.790(c)	09/30/24		5,081	5,087,314
Second Lien Initial Loan, 1 Month LIBOR + 8.500%	10.790(c)	09/29/25		2,225	2,249,103

Radiate Holdco LLC, Closing Date Term Loan, 1 Month LIBOR + 3.000%	5.300(c)	02/01/24		1,895	1,880,976
Sally Holdings LLC, Term B-2 Loan,	4.500	07/05/24		3,255	3,096,319
Shearer’s Foods LLC, First Lien Term Loan, 1 Month LIBOR + 4.250%	6.550(c)	06/30/21		1,617	1,608,497
Solenis International LP, First Lien Initial Dollar Term Loan, 3 Month LIBOR + 4.000%	6.310(c)	12/26/23		3,990	3,989,170
StandardAero Aviation Holdings, Inc., Initial Term Loan, 1 Month LIBOR + 3.750%	6.050(c)	07/07/22		891	893,839
Symantec Corp., Term A-5 Loan, 1 Month LIBOR + 1.750%^	4.030(c)	08/01/21		2,493	2,489,761
West Corp., Initial Term B Loan, 1 - 3 Month LIBOR + 4.000%	6.415(c)	10/10/24		3,697	3,679,502
					59,029,555
Total Bank Loans (cost $126,185,831)					124,943,879
Corporate Bonds 104.2%
Argentina 0.6%
Cablevision SA,
Sr. Unsec’d. Notes	6.500	06/15/21		500	488,750
Sr. Unsec’d. Notes, 144A	6.500	06/15/21		2,286	2,234,565

YPF SA, Sr. Unsec’d. Notes	8.500	03/23/21		1,500	1,514,250
					4,237,565

PGIM Global Short Duration High Yield Fund, Inc.
Schedule of Investments as of October 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Corporate Bonds (Continued)
Bahrain 0.1%
Oil & Gas Holdings, Sr. Unsec’d. Notes, 144A	7.625%	11/07/24	380	$ 380,000
Brazil 2.0%
Banco do Brasil SA, Gtd. Notes(aa)	3.875	10/10/22	2,000	1,897,020
Braskem Finance Ltd., Gtd. Notes, 144A	5.750	04/15/21	4,000	4,095,040
Caixa Economica Federal, Sr. Unsec’d. Notes, 144A(aa)	3.500	11/07/22	1,000	957,000
Petrobras Global Finance BV,
Gtd. Notes	6.125	01/17/22	297	307,766
Gtd. Notes(aa)	6.250	03/17/24	3,500	3,540,250
Gtd. Notes(aa)	8.375	05/23/21	1,960	2,132,970
				12,930,046
Canada 6.6%
Bombardier, Inc.,
Sr. Unsec’d. Notes, 144A(aa)	7.500	12/01/24	8,300	8,434,875
Sr. Unsec’d. Notes, 144A(aa)	8.750	12/01/21	5,725	6,154,375

Brookfield Residential Properties, Inc., Gtd. Notes, 144A(aa)	6.500	12/15/20	2,025	2,025,000
Cascades, Inc., Gtd. Notes, 144A(aa)	5.500	07/15/22	454	450,595
Mattamy Group Corp., Sr. Unsec’d. Notes, 144A(aa)	6.875	12/15/23	3,175	3,091,656
MEG Energy Corp.,
Gtd. Notes, 144A(aa)	6.375	01/30/23	5,650	5,452,250
Gtd. Notes, 144A	7.000	03/31/24	400	393,000

Mercer International, Inc., Sr. Unsec’d. Notes(aa)	7.750	12/01/22	711	738,551
New Gold, Inc., Gtd. Notes, 144A(aa)	6.250	11/15/22	1,855	1,613,850
NOVA Chemicals Corp.,
Sr. Unsec’d. Notes, 144A(aa)	4.875	06/01/24	4,760	4,373,250
Sr. Unsec’d. Notes, 144A(aa)	5.250	08/01/23	2,630	2,537,950

Quebecor Media, Inc., Sr. Unsec’d. Notes(aa)	5.750	01/15/23	2,830	2,837,075
Rockpoint Gas Storage Canada Ltd., Sr. Sec’d. Notes, 144A(aa)	7.000	03/31/23	2,175	2,164,125

PGIM Global Short Duration High Yield Fund, Inc.
Schedule of Investments as of October 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Corporate Bonds (Continued)
Canada (cont’d.)
Teck Resources Ltd.,
Gtd. Notes	4.500%	01/15/21		157	$ 157,393
Gtd. Notes, 144A(aa)	8.500	06/01/24		2,442	2,649,570
					43,073,515
Chile 0.6%
VTR Finance BV, Sr. Sec’d. Notes, 144A(aa)	6.875	01/15/24		4,100	4,151,250
China 0.1%
Eagle Intermediate Global Holding BV/Ruyi US Finance LLC, Sr. Sec’d. Notes, 144A	7.500	05/01/25		625	604,688
France 1.3%
Banijay Group SAS, Sr. Sec’d. Notes, 144A	4.000	07/01/22	EUR	375	433,364
Loxam SAS,
Sr. Sec’d. Notes, 144A(aa)	3.500	04/15/22	EUR	1,600	1,855,977
Sr. Sub. Notes(aa)	7.000	07/23/22	EUR	1,080	1,272,565

Picard Groupe SAS, Sr. Sec’d., 144A, 3 Month EURIBOR + 3.000%(aa)	3.000(c)	11/30/23	EUR	4,350	4,865,414
					8,427,320
Germany 2.0%
BMBG Bond Finance SCA, Sr. Sec’d. Notes, 144A	3.000	06/15/21	EUR	2,000	2,288,124
IHO Verwaltungs GmbH,
Sr. Sec’d. Notes, 144A, Cash coupon 2.750% or PIK 3.500%(aa)	2.750	09/15/21	EUR	8,500	9,663,480
Sr. Sec’d. Notes, 144A, Cash coupon 4.125% or PIK 4.875%(aa)	4.125	09/15/21		1,075	1,042,750
					12,994,354
Guatemala 0.2%
Comunicaciones Celulares SA Via Comcel Trust, Sr. Unsec’d. Notes	6.875	02/06/24		1,000	1,022,875

PGIM Global Short Duration High Yield Fund, Inc.
Schedule of Investments as of October 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Corporate Bonds (Continued)
India 0.1%
ABJA Investment Co. Pte Ltd., Gtd. Notes	5.950%	07/31/24		651	$ 643,116
Indonesia 0.3%
Saka Energi Indonesia PT, Sr. Unsec’d. Notes	4.450	05/05/24		1,750	1,602,767
TBG Global Pte Ltd., Gtd. Notes	5.250	02/10/22		522	508,628
					2,111,395
Ireland 1.9%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
Gtd. Notes, 144A	6.750	05/15/24	EUR	400	480,264
Sr. Sec’d. Notes, 144A	4.250	09/15/22		2,425	2,352,250
Avolon Holdings Funding Ltd.,
Gtd. Notes, 144A	5.125	10/01/23		3,125	3,066,406
Gtd. Notes, 144A	5.500	01/15/23		750	746,250

eircom Finance DAC, Sr. Sec’d. Notes, 144A	4.500	05/31/22	EUR	1,000	1,156,100
Park Aerospace Holdings Ltd.,
Gtd. Notes, 144A	4.500	03/15/23		250	237,845
Gtd. Notes, 144A	5.250	08/15/22		3,750	3,721,875
Gtd. Notes, 144A	5.500	02/15/24		525	519,881
					12,280,871
Israel 0.3%
Teva Pharmaceutical Finance, Sr. Unsec’d. Notes(aa)	3.250	04/15/22	EUR	1,425	1,662,409
Italy 0.4%
Wind Tre SpA, Sr. Sec’d. Notes, 144A(aa)	2.625	01/20/23	EUR	2,625	2,763,646
Jamaica 0.3%
Digicel Group Ltd.,
Sr. Unsec’d. Notes	8.250	09/30/20		950	679,260
Sr. Unsec’d. Notes, 144A	8.250	09/30/20		500	357,505

PGIM Global Short Duration High Yield Fund, Inc.
Schedule of Investments as of October 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Corporate Bonds (Continued)
Jamaica (cont’d.)
Digicel Ltd.,
Sr. Unsec’d. Notes	6.000%	04/15/21		500	$ 453,750
Sr. Unsec’d. Notes, 144A	6.000	04/15/21		400	363,000
					1,853,515
Luxembourg 1.5%
ARD Finance SA, Sr. Sec’d. Notes, Cash coupon 7.125% or PIK 7.875%	7.125	09/15/23		2,050	1,987,219
Galapagos SA, Sr. Sec’d. Notes, 3 Month EURIBOR + 4.750%	4.431(c)	06/15/21	EUR	3,146	3,172,262
Swissport Financing Sarl, Gtd. Notes	9.750	12/15/22	EUR	3,985	4,857,521
					10,017,002
Mexico 0.2%
Petroleos Mexicanos, Gtd. Notes(aa)	4.875	01/24/22		1,290	1,271,940
Netherlands 1.2%
GTH Finance BV, Gtd. Notes(aa)	7.250	04/26/23		1,250	1,293,750
United Group BV, Sr. Sec’d. Notes, 144A	4.375	07/01/22	EUR	3,200	3,729,345
UPCB Finance IV Ltd., Sr. Sec’d. Notes, 144A	5.375	01/15/25		2,000	1,946,000
VEON Holdings BV, Gtd. Notes(aa)	5.950	02/13/23		750	753,105
					7,722,200
Puerto Rico 0.5%
Popular, Inc., Sr. Unsec’d. Notes	6.125	09/14/23		3,475	3,516,005
Russia 2.3%
EuroChem Mineral & Chemical Co. OJSC Via EuroChem Global Investments Ltd., Sr. Unsec’d. Notes, 144A	3.800	04/12/20		2,000	1,960,000
Evraz Group SA, Sr. Unsec’d. Notes	6.500	04/22/20		1,000	1,014,230

PGIM Global Short Duration High Yield Fund, Inc.
Schedule of Investments as of October 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Corporate Bonds (Continued)
Russia (cont’d.)
Gazprom OAO Via Gaz Capital SA,
Sr. Unsec’d. Notes	4.950%	07/19/22		645	$ 646,336
Sr. Unsec’d. Notes	6.510	03/07/22		1,470	1,538,423
Sr. Unsec’d. Notes, 144A	4.950	07/19/22		3,500	3,507,252
Sr. Unsec’d. Notes, EMTN	3.600	02/26/21	EUR	2,000	2,394,341
Sr. Unsec’d. Notes, EMTN	5.338	09/25/20	GBP	1,000	1,331,246
Sberbank of Russia Via SB Capital SA,
Sr. Unsec’d. Notes	5.717	06/16/21		500	507,500
Sr. Unsec’d. Notes	6.125	02/07/22		1,600	1,636,800

VTB Bank OJSC Via VTB Capital SA, Sr. Unsec’d. Notes	6.551	10/13/20		650	669,175
					15,205,303
South Africa 0.9%
Eskom Holdings SOC Ltd., Sr. Unsec’d. Notes	5.750	01/26/21		1,905	1,824,037
Sasol Financing International Ltd., Gtd. Notes	4.500	11/14/22		3,500	3,399,515
Transnet SOC Ltd., Sr. Unsec’d. Notes, 144A	4.000	07/26/22		740	690,148
					5,913,700
Sweden 0.2%
Perstorp Holding AB, Sr. Sec’d. Notes	7.625	06/30/21	EUR	732	862,259
Verisure Holding AB, Sr. Sec’d. Notes, 144A	6.000	11/01/22	EUR	450	524,940
					1,387,199
Turkey 0.6%
Turkiye Garanti Bankasi AS, Sr. Unsec’d. Notes	6.250	04/20/21		1,000	972,500
Turkiye Is Bankasi,
Sr. Unsec’d. Notes	5.000	04/30/20		1,375	1,301,547
Sr. Unsec’d. Notes, 144A, MTN	5.375	10/06/21		1,000	881,528
Sr. Unsec’d. Notes, MTN	5.375	10/06/21		625	550,955
					3,706,530

PGIM Global Short Duration High Yield Fund, Inc.
Schedule of Investments as of October 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Corporate Bonds (Continued)
United Kingdom 5.0%
B&M European Value Retail SA, Sr. Sec’d. Notes, 144A, MTN	4.125%	02/01/22	GBP	425	$ 543,589
Boparan Finance PLC,
Sr. Sec’d. Notes(aa)	5.250	07/15/19	GBP	1,700	2,139,477
Sr. Sec’d. Notes(aa)	5.500	07/15/21	GBP	1,575	1,763,533

CPUK Finance Ltd., Sec’d. Notes, 144A	4.250	02/28/47	GBP	2,575	3,303,597
EC Finance PLC, Sr. Sec’d. Notes, 144A	2.375	11/15/22	EUR	950	1,066,382
Iceland Bondco PLC, Sr. Sec’d. Notes, 144A, 3 Month GBP LIBOR + 4.250%(aa)	5.063(c)	07/15/20	GBP	182	231,588
Jaguar Land Rover Automotive PLC, Gtd. Notes, 144A(aa)	4.250	11/15/19		1,850	1,843,063
Jerrold Finco PLC, Sr. Sec’d. Notes, 144A, MTN(aa)	6.250	09/15/21	GBP	1,850	2,417,876
Jewel UK Bondco PLC, First Lien, 144A(aa)	8.500	04/15/23	GBP	2,025	2,558,279
Kelda Finance No. 3 PLC, Sr. Sec’d. Notes(aa)	5.750	02/17/20	GBP	1,370	1,794,913
McLaren Finance PLC, Sr. Sec’d. Notes, 144A(aa)	5.000	08/01/22	GBP	1,125	1,357,089
Newday Bondco PLC,
First Lien, 144A, 3 Month GBP LIBOR + 6.500%(aa)	7.302(c)	02/01/23	GBP	1,250	1,492,634
Sr. Sec’d. Notes, 144A(aa)	7.375	02/01/24	GBP	1,000	1,198,384
Stonegate Pub Co. Financing PLC,
Sr. Sec’d. Notes, 144A(aa)	4.875	03/15/22	GBP	1,275	1,597,854
Sr. Sec’d. Notes, 144A, 3 Month GBP LIBOR + 4.375%(aa)	5.173(c)	03/15/22	GBP	925	1,170,985

TVL Finance PLC, Sec’d. Notes, 144A, 3 Month GBP LIBOR + 4.875%	5.677(c)	05/15/23	GBP	1,200	1,528,855
Voyage Care BondCo PLC, Sr. Sec’d. Notes, 144A(aa)	5.875	05/01/23	GBP	1,600	1,907,451
Wagamama Finance PLC, First Lien, 144A(aa)	4.125	07/01/22	GBP	1,250	1,593,756
William Hill PLC, Gtd. Notes(aa)	4.250	06/05/20	GBP	2,500	3,259,411
					32,768,716

PGIM Global Short Duration High Yield Fund, Inc.
Schedule of Investments as of October 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Corporate Bonds (Continued)
United States 74.3%
Acadia Healthcare Co., Inc.,
Gtd. Notes(aa)	5.125%	07/01/22	600	$ 598,500
Gtd. Notes(aa)	5.625	02/15/23	2,875	2,878,594

AK Steel Corp., Sr. Sec’d. Notes(aa)	7.500	07/15/23	2,960	3,004,400
Alliance Data Systems Corp.,
Gtd. Notes, 144A(aa)	5.375	08/01/22	2,815	2,825,556
Gtd. Notes, 144A, MTN(aa)	5.875	11/01/21	3,100	3,153,630

Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., Gtd. Notes(aa)	7.875	12/15/24	2,650	2,371,750
Altice US Finance I Corp., Sr. Sec’d. Notes, 144A(aa)	5.375	07/15/23	1,000	999,810
AMC Networks, Inc., Gtd. Notes(aa)	4.750	12/15/22	1,400	1,379,000
American Axle & Manufacturing, Inc., Gtd. Notes(aa)	7.750	11/15/19	1,300	1,339,000
AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Unsec’d. Notes(aa)	5.625	05/20/24	450	432,000
Antero Resources Corp.,
Gtd. Notes(aa)	5.375	11/01/21	1,125	1,126,406
Gtd. Notes(aa)	5.625	06/01/23	550	550,000

Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsec’d. Notes, 144A(aa)	10.000	04/01/22	4,768	5,250,760
Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec’d. Notes, 144A(aa)	6.875	02/15/21	4,725	4,725,000
B&G Foods, Inc., Gtd. Notes(aa)	4.625	06/01/21	1,775	1,763,906
Bausch Health Cos., Inc., Sr. Sec’d. Notes, 144A(aa)	6.500	03/15/22	650	672,750
Beacon Roofing Supply, Inc., Gtd. Notes(aa)	6.375	10/01/23	520	525,200
Beazer Homes USA, Inc., Gtd. Notes(aa)	8.750	03/15/22	7,700	7,757,750
Blue Cube Spinco LLC,
Gtd. Notes	9.750	10/15/23	275	305,938
Gtd. Notes(aa)	10.000	10/15/25	1,130	1,279,725

Brinker International, Inc., Gtd. Notes, 144A	5.000	10/01/24	300	282,000
Calpine Corp.,
Sr. Sec’d. Notes, 144A(aa)	5.875	01/15/24	650	650,000

PGIM Global Short Duration High Yield Fund, Inc.
Schedule of Investments as of October 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Corporate Bonds (Continued)
United States (cont’d.)
Calpine Corp., (cont’d.)
Sr. Unsec’d. Notes(aa)	5.375%	01/15/23	4,425	$ 4,192,687
Sr. Unsec’d. Notes(aa)	5.500	02/01/24	2,600	2,359,500

Carmike Cinemas, Inc., Sec’d. Notes, 144A(aa)	6.000	06/15/23	2,750	2,777,500
Carvana Co., Gtd. Notes, 144A(aa)	8.875	10/01/23	4,400	4,158,000
CCM Merger, Inc., Sr. Unsec’d. Notes, 144A(aa)	6.000	03/15/22	4,775	4,858,562
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes	5.125	02/15/23	400	398,000
Sr. Unsec’d. Notes(aa)	5.250	09/30/22	3,800	3,819,000
Sr. Unsec’d. Notes, 144A(aa)	4.000	03/01/23	2,060	1,962,150
Sr. Unsec’d. Notes, 144A(aa)	5.125	05/01/23	10,565	10,512,175
Sr. Unsec’d. Notes, 144A(aa)	5.875	04/01/24	1,360	1,371,900

CEC Entertainment, Inc., Gtd. Notes(aa)	8.000	02/15/22	1,700	1,525,750
CenturyLink, Inc., Sr. Unsec’d. Notes, Ser. S(aa)	6.450	06/15/21	4,895	5,005,137
Cequel Communications Holdings I LLC/Cequel Capital Corp.,
Sr. Unsec’d. Notes, 144A(aa)	5.125	12/15/21	4,848	4,834,813
Sr. Unsec’d. Notes, 144A(aa)	5.125	12/15/21	5,975	5,958,748
Chemours Co. (The),
Gtd. Notes(aa)	6.625	05/15/23	8,034	8,214,765
Gtd. Notes(aa)	7.000	05/15/25	2,960	3,048,800
CHS/Community Health Systems, Inc.,
Gtd. Notes	6.875	02/01/22	784	396,312
Sec’d. Notes, 144A	8.125	06/30/24	837	661,230
Sr. Sec’d. Notes(aa)	6.250	03/31/23	1,825	1,678,453

CIT Group, Inc., Sr. Unsec’d. Notes(aa)	5.250	03/07/25	1,100	1,106,875
Citgo Holding, Inc., Sr. Sec’d. Notes, 144A(aa)	10.750	02/15/20	7,600	7,904,000
Clear Channel Worldwide Holdings, Inc.,
Gtd. Notes, Ser. A(aa)	6.500	11/15/22	3,515	3,528,181
Gtd. Notes, Ser. A(aa)	7.625	03/15/20	2,315	2,306,319
Gtd. Notes, Ser. B(aa)	6.500	11/15/22	1,300	1,319,760
Gtd. Notes, Ser. B(aa)	7.625	03/15/20	1,845	1,842,694

Cleveland-Cliffs, Inc., Sr. Sec’d. Notes, 144A(aa)	4.875	01/15/24	2,456	2,345,480

PGIM Global Short Duration High Yield Fund, Inc.
Schedule of Investments as of October 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)

CNX Resources Corp., Gtd. Notes(aa)	5.875%	04/15/22		3,518	$ 3,454,254
CommScope, Inc.,
Gtd. Notes, 144A(aa)	5.000	06/15/21		1,425	1,420,369
Gtd. Notes, 144A(aa)	5.500	06/15/24		1,305	1,260,956

Coty, Inc., Gtd. Notes, 144A(aa)	4.000	04/15/23	EUR	4,675	5,162,733
Dell International LLC/EMC Corp.,
Gtd. Notes, 144A(aa)	5.875	06/15/21		4,590	4,653,212
Gtd. Notes, 144A(aa)	7.125	06/15/24		3,180	3,365,439

Denbury Resources, Inc., Sec’d. Notes, 144A	9.000	05/15/21		300	312,375
DISH DBS Corp.,
Gtd. Notes(aa)	5.125	05/01/20		5,785	5,799,462
Gtd. Notes(aa)	5.875	07/15/22		585	552,825
Gtd. Notes(aa)	6.750	06/01/21		4,005	4,045,050

Eldorado Resorts, Inc., Gtd. Notes(aa)	7.000	08/01/23		2,600	2,730,000
EMC Corp., Sr. Unsec’d. Notes(aa)	2.650	06/01/20		1,665	1,619,855
Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A(aa)	5.500	01/30/26		2,325	2,388,937
Endo Finance LLC, Gtd. Notes, 144A	5.750	01/15/22		225	203,625
Everi Payments, Inc., Gtd. Notes, 144A(aa)	7.500	12/15/25		700	696,500
Ferrellgas LP/Ferrellgas Finance Corp.,
Gtd. Notes(aa)	6.750	06/15/23		900	776,250
Sr. Unsec’d. Notes(aa)	6.750	01/15/22		800	694,000
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp.,
Sr. Unsec’d. Notes(aa)	8.625	06/15/20		1,000	905,000
Sr. Unsec’d. Notes(aa)	8.625	06/15/20		2,850	2,579,250

First Data Corp., Sr. Sec’d. Notes, 144A(aa)	5.375	08/15/23		418	421,658
Freeport-McMoRan, Inc.,
Gtd. Notes(aa)	3.875	03/15/23		1,650	1,526,250
Gtd. Notes(aa)	4.550	11/14/24		1,965	1,820,081

FXI Holdings, Inc., Sr. Sec’d. Notes, 144A	7.875	11/01/24		250	233,125
Genesis Energy LP/Genesis Energy Finance Corp., Gtd. Notes(aa)	6.000	05/15/23		1,575	1,484,438

PGIM Global Short Duration High Yield Fund, Inc.
Schedule of Investments as of October 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)
GenOn Energy, Inc.,
Sr. Unsec’d. Notes(d)	7.875%	06/15/17		1,750	$ 1,203,125
Sr. Unsec’d. Notes(d)	9.500	10/15/18		2,875	1,962,188
Sr. Unsec’d. Notes(d)	9.875	10/15/20		650	443,625
Global Partners LP/GLP Finance Corp.,
Gtd. Notes(aa)	6.250	07/15/22		825	810,563
Gtd. Notes(aa)	7.000	06/15/23		1,450	1,444,563
Golden Nugget, Inc.,
Gtd. Notes, 144A(aa)	8.750	10/01/25		1,675	1,721,063
Sr. Unsec’d. Notes, 144A(aa)	6.750	10/15/24		1,675	1,670,813

Griffon Corp., Gtd. Notes(aa)	5.250	03/01/22		8,925	8,367,187
HCA Healthcare, Inc., Sr. Unsec’d. Notes(aa)	6.250	02/15/21		5,000	5,193,750
HCA, Inc.,
Gtd. Notes(aa)	7.500	02/15/22		4,355	4,725,175
Sr. Sec’d. Notes(aa)	4.750	05/01/23		1,300	1,313,000

Hexion, Inc., Sr. Sec’d. Notes, 144A(aa)	10.375	02/01/22		895	799,906
Hot Topic, Inc., Sr. Sec’d. Notes, 144A(aa)	9.250	06/15/21		1,100	1,086,250
Infor Software Parent LLC/Infor Software Parent, Inc., Sr. Unsec’d. Notes, 144A, Cash coupon 7.125% or PIK 7.875%(aa)	7.125	05/01/21		605	603,488
Infor US, Inc.,
Gtd. Notes(aa)	5.750	05/15/22	EUR	1,550	1,802,121
Gtd. Notes(aa)	6.500	05/15/22		4,030	4,019,925

Informatica LLC, Sr. Unsec’d. Notes, 144A(aa)	7.125	07/15/23		2,130	2,173,260
International Game Technology PLC, Sr. Sec’d. Notes, 144A(aa)	6.250	02/15/22		3,025	3,123,312
International Wire Group, Inc., Sec’d. Notes, 144A(aa)	10.750	08/01/21		1,375	1,261,563
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp.,
Sec’d. Notes, 144A(aa)	10.250	11/15/22		2,675	2,912,406
Sr. Sec’d. Notes, 144A(aa)	6.750	11/15/21		4,000	4,105,000

Jacobs Entertainment, Inc., Sec’d. Notes, 144A(aa)	7.875	02/01/24		1,550	1,633,313
KB Home,
Gtd. Notes	7.625	05/15/23		250	263,125
Gtd. Notes	8.000	03/15/20		350	366,188

PGIM Global Short Duration High Yield Fund, Inc.
Schedule of Investments as of October 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Corporate Bonds (Continued)
United States (cont’d.)
L Brands, Inc.,
Gtd. Notes(aa)	5.625%	10/15/23	5,525	$ 5,463,120
Gtd. Notes(aa)	6.625	04/01/21	1,325	1,381,313
Gtd. Notes	7.000	05/01/20	250	260,000

Laureate Education, Inc., Gtd. Notes, 144A(aa)	8.250	05/01/25	1,875	2,001,562
Lennar Corp., Gtd. Notes(aa)	4.125	01/15/22	3,125	3,050,937
Level 3 Financing, Inc.,
Gtd. Notes(aa)	5.625	02/01/23	750	752,813
Gtd. Notes(aa)	6.125	01/15/21	7,025	7,042,562

M/I Homes, Inc., Gtd. Notes(aa)	6.750	01/15/21	3,125	3,132,812
Mallinckrodt International Finance SA/Mallinckrodt CB LLC,
Gtd. Notes, 144A	4.875	04/15/20	805	794,938
Gtd. Notes, 144A	5.750	08/01/22	1,770	1,579,725

Mediacom Broadband LLC/Mediacom Broadband Corp., Sr. Unsec’d. Notes(aa)	5.500	04/15/21	5,285	5,307,461
MEDNAX, Inc., Gtd. Notes, 144A(aa)	5.250	12/01/23	1,050	1,048,688
Meritage Homes Corp., Gtd. Notes(aa)	7.000	04/01/22	800	823,760
MGM Resorts International,
Gtd. Notes(aa)	6.000	03/15/23	650	659,750
Gtd. Notes	6.625	12/15/21	325	340,337

Midcontinent Communications/Midcontinent Finance Corp., Gtd. Notes, 144A(aa)	6.875	08/15/23	2,591	2,701,117
Molina Healthcare, Inc., Gtd. Notes(aa)	5.375	11/15/22	2,150	2,150,000
National CineMedia LLC, Sr. Sec’d. Notes(aa)	6.000	04/15/22	3,200	3,232,000
Nationstar Mortgage Holdings, Inc., Gtd. Notes, 144A(aa)	8.125	07/15/23	6,025	6,130,437
Navient Corp.,
Sr. Unsec’d. Notes(aa)	6.500	06/15/22	1,025	1,042,938
Sr. Unsec’d. Notes	6.625	07/26/21	625	642,969
NCR Corp.,
Gtd. Notes(aa)	4.625	02/15/21	2,000	1,970,000
Gtd. Notes(aa)	5.000	07/15/22	730	700,800

PGIM Global Short Duration High Yield Fund, Inc.
Schedule of Investments as of October 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)
NCR Corp., (cont’d.)
Gtd. Notes(aa)	6.375%	12/15/23		8,055	$8,034,862

New Home Co., Inc. (The), Gtd. Notes(aa)	7.250	04/01/22		3,500	3,465,000
Nexstar Broadcasting, Inc., Gtd. Notes, 144A(aa)	6.125	02/15/22		1,260	1,283,625
Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes, 144A(aa)	5.000	04/15/22		6,535	6,363,456
Nine Energy Service, Inc., Sr. Unsec’d. Notes, 144A	8.750	11/01/23		500	508,125
Novelis Corp., Gtd. Notes, 144A(aa)	6.250	08/15/24		2,265	2,242,350
NRG Energy, Inc., Gtd. Notes(aa)	6.250	05/01/24		585	597,215
Nuance Communications, Inc., Gtd. Notes, 144A(aa)	5.375	08/15/20		1,135	1,135,709
ORBCOMM, Inc., Sr. Sec’d. Notes, 144A(aa)	8.000	04/01/24		1,970	2,048,800
Outfront Media Capital LLC/Outfront Media Capital Corp.,
Gtd. Notes(aa)	5.625	02/15/24		4,860	4,868,019
Gtd. Notes(aa)	5.875	03/15/25		495	496,856

PetSmart, Inc., Gtd. Notes, 144A	7.125	03/15/23		3,600	2,520,000
PF Chang’s China Bistro, Inc., Gtd. Notes, 144A(aa)	10.250	06/30/20		1,200	1,140,000
PQ Corp., Sr. Sec’d. Notes, 144A(aa)	6.750	11/15/22		1,795	1,848,850
PSPC Escrow Corp., Sr. Unsec’d. Notes(aa)	6.000	02/01/23	EUR	4,904	5,758,058
Qwest Capital Funding, Inc., Gtd. Notes(aa)	6.500	11/15/18		3,150	3,146,062
Radiate Holdco LLC/Radiate Finance, Inc., Sr. Unsec’d. Notes, 144A(aa)	6.875	02/15/23		1,240	1,190,400
Range Resources Corp.,
Gtd. Notes(aa)	5.000	03/15/23		1,025	991,688
Gtd. Notes(aa)	5.875	07/01/22		1,225	1,232,656
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
Sr. Sec’d. Notes(aa)	5.750	10/15/20		2,092	2,092,304

PGIM Global Short Duration High Yield Fund, Inc.
Schedule of Investments as of October 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Corporate Bonds (Continued)
United States (cont’d.)
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, (cont’d.)
Sr. Sec’d. Notes, 144A(aa)	5.125%	07/15/23	500	$488,750

Rite Aid Corp., Gtd. Notes, 144A(aa)	6.125	04/01/23	3,825	3,248,859
RP Crown Parent LLC, Sr. Sec’d. Notes, 144A(aa)	7.375	10/15/24	2,045	2,096,125
Sable International Finance Ltd., Gtd. Notes, 144A	6.875	08/01/22	2,000	2,087,500
Sabra Health Care LP/Sabra Capital Corp., Gtd. Notes(aa)	5.500	02/01/21	2,630	2,664,519
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes	5.500	11/01/23	225	216,563
SBA Communications Corp., Sr. Unsec’d. Notes(aa)	4.000	10/01/22	5,430	5,199,225
Scientific Games International, Inc.,
Gtd. Notes	6.250	09/01/20	225	218,813
Gtd. Notes(aa)	6.625	05/15/21	4,025	3,894,187
Gtd. Notes(aa)	10.000	12/01/22	4,375	4,571,875

Select Medical Corp., Gtd. Notes(aa)	6.375	06/01/21	2,500	2,521,875
Sensata Technologies BV, Gtd. Notes, 144A(aa)	4.875	10/15/23	937	912,404
Silversea Cruise Finance Ltd., Sr. Sec’d. Notes, 144A	7.250	02/01/25	800	862,008
Sinclair Television Group, Inc.,
Gtd. Notes(aa)	5.375	04/01/21	3,840	3,835,200
Gtd. Notes(aa)	6.125	10/01/22	2,525	2,550,250
Gtd. Notes, 144A(aa)	5.625	08/01/24	2,735	2,618,762

Sprint Communications, Inc., Sr. Unsec’d. Notes(aa)	6.000	11/15/22	1,735	1,751,266
Sprint Corp.,
Gtd. Notes(aa)	7.250	09/15/21	4,150	4,336,750
Gtd. Notes(aa)	7.875	09/15/23	3,170	3,383,975

Standard Industries, Inc., Sr. Unsec’d. Notes, 144A	5.375	11/15/24	1,350	1,296,000
StandardAero Aviation Holdings, Inc., Gtd. Notes, 144A(aa)	10.000	07/15/23	1,875	2,018,662
Summit Materials LLC/Summit Materials Finance Corp., Gtd. Notes(aa)	8.500	04/15/22	2,100	2,215,500
Sunoco LP/Sunoco Finance Corp., Gtd. Notes, 144A	4.875	01/15/23	4,400	4,240,500

PGIM Global Short Duration High Yield Fund, Inc.
Schedule of Investments as of October 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)

Surgery Center Holdings, Inc., Gtd. Notes, 144A(aa)	8.875%	04/15/21		2,938	$ 3,018,795
TA MFG. Ltd., Gtd. Notes(aa)	3.625	04/15/23	EUR	2,530	2,912,037
Taylor Morrison Communities, Inc., Gtd. Notes(aa)	6.625	05/15/22		2,475	2,487,375
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.,
Gtd. Notes, 144A(aa)	5.250	04/15/21		4,775	4,757,094
Gtd. Notes, 144A(aa)	5.625	03/01/24		2,783	2,706,467
Gtd. Notes, 144A(aa)	5.875	04/15/23		425	419,688

TEGNA, Inc., Gtd. Notes(aa)	6.375	10/15/23		4,120	4,212,700
Tempur Sealy International, Inc., Gtd. Notes(aa)	5.625	10/15/23		3,270	3,188,250
Tenet Healthcare Corp.,
Sec’d. Notes, 144A(aa)	7.500	01/01/22		3,175	3,309,937
Sr. Sec’d. Notes	4.375	10/01/21		175	172,813
Sr. Sec’d. Notes(aa)	4.625	07/15/24		2,650	2,554,202
Sr. Sec’d. Notes(aa)	4.750	06/01/20		1,825	1,829,563
Sr. Unsec’d. Notes(aa)	6.750	02/01/20		550	565,125
Sr. Unsec’d. Notes(aa)	6.750	06/15/23		6,875	6,832,031

TIBCO Software, Inc., Sr. Unsec’d. Notes, 144A(aa)	11.375	12/01/21		5,935	6,291,100
TPC Group, Inc., Sr. Sec’d. Notes, 144A(aa)	8.750	12/15/20		1,000	980,000
TransDigm, Inc., Gtd. Notes(aa)	6.000	07/15/22		3,325	3,341,625
TRI Pointe Group, Inc., Gtd. Notes(aa)	4.875	07/01/21		2,900	2,871,000
Tribune Media Co., Gtd. Notes(aa)	5.875	07/15/22		3,850	3,898,125
U.S. Concrete, Inc., Gtd. Notes(aa)	6.375	06/01/24		4,800	4,470,000
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A(aa)	5.125	05/15/23		3,095	2,915,490
Sr. Sec’d. Notes, 144A(aa)	6.750	09/15/22		5,488	5,597,760

VFH Parent LLC/Orchestra Co-Issuer, Inc., Sec’d. Notes, 144A	6.750	06/15/22		400	408,000
VICI Properties 1 LLC/VICI FC, Inc., Sec’d. Notes(aa)	8.000	10/15/23		878	963,056

PGIM Global Short Duration High Yield Fund, Inc.
Schedule of Investments as of October 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Corporate Bonds (Continued)
United States (cont’d.)
Vistra Energy Corp.,
Gtd. Notes(aa)	7.375%	11/01/22	2,025	$ 2,100,937
Gtd. Notes(aa)	7.625	11/01/24	4,339	4,588,492

W.R. Grace & Co., Gtd. Notes, 144A(aa)	5.625	10/01/24	730	742,775
WeWork Cos., Inc., Gtd. Notes, 144A(aa)	7.875	05/01/25	425	389,938
William Lyon Homes, Inc.,
Gtd. Notes(aa)	6.000	09/01/23	2,225	2,030,312
Gtd. Notes(aa)	7.000	08/15/22	1,900	1,897,625
WPX Energy, Inc.,
Sr. Unsec’d. Notes	6.000	01/15/22	275	281,188
Sr. Unsec’d. Notes(aa)	8.250	08/01/23	550	618,063

XPO Logistics, Inc., Gtd. Notes, 144A(aa)	6.500	06/15/22	845	866,125
Zayo Group LLC/Zayo Capital, Inc., Gtd. Notes(aa)	6.000	04/01/23	3,280	3,345,600
Zekelman Industries, Inc., Sr. Sec’d. Notes, 144A(aa)	9.875	06/15/23	3,410	3,631,650
				484,667,599
Zambia 0.7%
First Quantum Minerals Ltd., Gtd. Notes, 144A(aa)	7.000	02/15/21	4,380	4,282,326
Total Corporate Bonds (cost $694,968,807)				679,595,085
Sovereign Bonds 12.4%
Argentina 1.6%
Argentine Republic Government International Bond,
Sr. Unsec’d. Notes	4.625	01/11/23	2,435	2,057,575
Sr. Unsec’d. Notes	5.625	01/26/22	1,750	1,570,625
Sr. Unsec’d. Notes	6.250	04/22/19	3,000	3,016,500
Sr. Unsec’d. Notes	6.875	04/22/21	770	736,505

Provincia de Buenos Aires, Sr. Unsec’d. Notes	9.950	06/09/21	2,915	2,848,538
				10,229,743

PGIM Global Short Duration High Yield Fund, Inc.
Schedule of Investments as of October 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Sovereign Bonds (Continued)
Armenia 0.1%
Republic of Armenia International Bond, Sr. Unsec’d. Notes	6.000%	09/30/20		370	$ 373,730
Azerbaijan 0.1%
Republic of Azerbaijan International Bond, Sr. Unsec’d. Notes	4.750	03/18/24		640	630,400
Bahrain 1.0%
Bahrain Government International Bond,
Sr. Unsec’d. Notes	5.500	03/31/20		1,840	1,832,846
Sr. Unsec’d. Notes	5.875	01/26/21		3,300	3,291,618
Sr. Unsec’d. Notes	6.125	07/05/22		850	855,321
Sr. Unsec’d. Notes, 144A	5.875	01/26/21		660	658,324
					6,638,109
Belarus 0.1%
Republic of Belarus International Bond, Sr. Unsec’d. Notes	6.875	02/28/23		910	937,537
Brazil 0.3%
Brazilian Government International Bond, Sr. Unsec’d. Notes(aa)	2.875	04/01/21	EUR	1,400	1,639,967
Dominican Republic 0.2%
Dominican Republic International Bond, Sr. Unsec’d. Notes	7.500	05/06/21		1,405	1,454,175
Ecuador 0.7%
Ecuador Government International Bond,
Sr. Unsec’d. Notes	10.500	03/24/20		1,100	1,127,500
Sr. Unsec’d. Notes	10.750	03/28/22		3,270	3,368,100
					4,495,600
Egypt 0.7%
Egypt Government International Bond,
Sr. Unsec’d. Notes	5.577	02/21/23		595	567,856
Sr. Unsec’d. Notes, MTN	6.125	01/31/22		3,840	3,790,541
					4,358,397

PGIM Global Short Duration High Yield Fund, Inc.
Schedule of Investments as of October 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Sovereign Bonds (Continued)
El Salvador 0.2%
El Salvador Government International Bond, Sr. Unsec’d. Notes	7.750%	01/24/23		1,530	$ 1,540,542
Ghana 0.2%
Ghana Government International Bond, Sr. Unsec’d. Notes	7.875	08/07/23		1,550	1,579,186
Iraq 0.3%
Iraq International Bond, Sr. Unsec’d. Notes	6.752	03/09/23		2,065	2,010,195
Ivory Coast 0.1%
Ivory Coast Government International Bond, Sr. Unsec’d. Notes	5.125	06/15/25	EUR	840	935,532
Lebanon 0.8%
Lebanon Government International Bond,
Sr. Unsec’d. Notes, EMTN	6.000	05/20/19		500	492,732
Sr. Unsec’d. Notes, EMTN	6.100	10/04/22		2,000	1,743,240
Sr. Unsec’d. Notes, EMTN	6.250	05/27/22		2,550	2,243,770
Sr. Unsec’d. Notes, GMTN	5.450	11/28/19		805	775,650
					5,255,392
Mongolia 0.4%
Mongolia Government International Bond,
Sr. Unsec’d. Notes	5.625	05/01/23		1,135	1,080,532
Sr. Unsec’d. Notes, EMTN	8.750	03/09/24		270	290,126
Sr. Unsec’d. Notes, EMTN	10.875	04/06/21		1,085	1,204,690
					2,575,348
Namibia 0.1%
Namibia International Bonds, Sr. Unsec’d. Notes	5.500	11/03/21		425	424,787
Nigeria 0.4%
Nigeria Government International Bond,
Sr. Unsec’d. Notes	6.375	07/12/23		1,340	1,334,801
Sr. Unsec’d. Notes	6.750	01/28/21		895	923,112
					2,257,913

PGIM Global Short Duration High Yield Fund, Inc.
Schedule of Investments as of October 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Sovereign Bonds (Continued)
Pakistan 0.5%
Pakistan Government International Bond,
Sr. Unsec’d. Notes	7.250%	04/15/19		620	$ 620,471
Sr. Unsec’d. Notes	8.250	04/15/24		1,240	1,266,363
Third Pakistan International Sukuk Co. Ltd. (The),
Sr. Unsec’d. Notes	5.500	10/13/21		775	750,347
Sr. Unsec’d. Notes	5.625	12/05/22		870	829,914
					3,467,095
Sri Lanka 0.5%
Sri Lanka Government International Bond, Sr. Unsec’d. Notes	5.875	07/25/22		3,300	3,043,930
Turkey 3.0%
Export Credit Bank of Turkey,
Sr. Unsec’d. Notes	5.000	09/23/21		1,140	1,050,296
Sr. Unsec’d. Notes	5.875	04/24/19		4,495	4,466,178
Turkey Government International Bond,
Sr. Unsec’d. Notes	5.125	05/18/20	EUR	150	173,903
Sr. Unsec’d. Notes	5.125	03/25/22		1,500	1,410,465
Sr. Unsec’d. Notes	5.625	03/30/21		1,910	1,862,143
Sr. Unsec’d. Notes	6.250	09/26/22		3,070	2,973,983
Sr. Unsec’d. Notes	7.000	06/05/20		5,265	5,299,033
Sr. Unsec’d. Notes	7.250	12/23/23		1,000	992,600
Sr. Unsec’d. Notes	7.500	11/07/19		1,430	1,447,168
					19,675,769
Ukraine 1.1%
Ukraine Government International Bond,
Sr. Unsec’d. Notes	7.750	09/01/20		3,895	3,875,525
Sr. Unsec’d. Notes	7.750	09/01/21		2,475	2,434,682
Sr. Unsec’d. Notes	7.750	09/01/22		660	639,778
Sr. Unsec’d. Notes	7.750	09/01/23		525	499,379
					7,449,364
Total Sovereign Bonds (cost $82,624,536)					80,972,711

PGIM Global Short Duration High Yield Fund, Inc.
Schedule of Investments as of October 31, 2018 (unaudited) (continued)
Description	Shares		Value
Common Stock 0.1%
Colombia
Frontera Energy Corp.* (cost $878,862)		44,076	$ 574,310

Total Long-Term Investments (cost $904,658,036)			886,085,985

Short-Term Investment 1.7%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $11,382,154)(w)	11,382,154	11,382,154

TOTAL INVESTMENTS 137.5% (cost $916,040,190)		897,468,139
Liabilities in excess of other assets(z) (37.5)%		(244,954,226)

Net Assets 100.0%		$ 652,513,913

The following abbreviations are used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
EMTN—Euro Medium Term Note
EURIBOR—Euro Interbank Offered Rate
GMTN—Global Medium Term Note
LIBOR—London Interbank Offered Rate
MTN—Medium Term Note
OJSC—Open Joint-Stock Company
PIK—Payment-in-Kind

EUR—Euro
GBP—British Pound

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $11,185,477 and 1.7% of net assets.
(aa)	Represents security, or a portion thereof, with aggregate value of $567,046,018 segregated as collateral for amount of $268,000,000 borrowed and outstanding as of October 31, 2018.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at October 31, 2018.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(p)	Interest rate not available as of October 31, 2018.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

PGIM Global Short Duration High Yield Fund, Inc.
Schedule of Investments as of October 31, 2018 (unaudited) (continued)
Unfunded loan commitment outstanding at October 31, 2018
Borrower	Principal Amount (000)	Current Value	Unrealized Appreciation	Unrealized Depreciation
Nidda Healthcare Holding AG (Germany), Facility C GBP, 4.500%, Exp. Date 08/21/24 (cost $2,990,259)	GBP 2,223	$2,847,939	$—	$(142,320)
Forward foreign currency exchange contracts outstanding at October 31, 2018:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 11/02/18	Citibank NA	GBP	909	$ 1,191,177	$ 1,162,202	$—	$ (28,975)
Expiring 11/02/18	Goldman Sachs International	GBP	151	196,673	193,690	—	(2,983)
Expiring 11/02/18	Morgan Stanley	GBP	51,375	65,987,241	65,667,192	—	(320,049)
Euro,
Expiring 11/02/18	Citibank NA	EUR	840	981,108	951,245	—	(29,863)
Expiring 11/02/18	Hong Kong & Shanghai Bank	EUR	875	1,015,000	990,966	—	(24,034)
Expiring 11/02/18	JPMorgan Chase	EUR	82,230	93,594,080	93,137,205	—	(456,875)
Expiring 11/02/18	Morgan Stanley	EUR	339	400,000	384,168	—	(15,832)
				$163,365,279	$162,486,668	—	(878,611)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 11/02/18	Hong Kong & Shanghai Bank	GBP	100	$ 130,928	$ 127,820	$ 3,108	$ —
Expiring 11/02/18	Morgan Stanley	GBP	52,335	68,972,445	66,895,264	2,077,181	—
Expiring 12/04/18	Morgan Stanley	GBP	51,375	66,079,613	65,772,254	307,359	—
Euro,
Expiring 11/02/18	Citibank NA	EUR	675	779,570	764,535	15,035	—
Expiring 11/02/18	Hong Kong & Shanghai Bank	EUR	2,444	2,780,640	2,768,264	12,376	—
Expiring 11/02/18	Hong Kong & Shanghai Bank	EUR	1,700	1,966,541	1,925,494	41,047	—
Expiring 11/02/18	JPMorgan Chase	EUR	77,465	91,473,425	87,740,005	3,733,420	—

PGIM Global Short Duration High Yield Fund, Inc.
Schedule of Investments as of October 31, 2018 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at October 31, 2018 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 11/02/18	Morgan Stanley	EUR	2,000	$ 2,279,756	$ 2,265,288	$ 14,468	$ —
Expiring 12/04/18	JPMorgan Chase	EUR	82,230	93,829,957	93,403,011	426,946	—
				$328,292,875	$321,661,935	6,630,940	—
						$6,630,940	$(878,611)

Cross currency exchange contracts outstanding at October 31, 2018:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contract:
12/04/18		GBP	668	EUR	750	$2,845	$—	Goldman Sachs International
Fair Value Measurements:
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1—unadjusted quoted prices generally in active markets for identical securities.
Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of October 31, 2018 in valuing such portfolio securities:
	Level 1	Level 2	Level 3
Investments in Securities
Bank Loans
Canada	$ —	$ —	$ 7,118,002
France	—	20,866,073	—
Germany	—	99,271	—
Luxembourg	—	10,739,298	—
Netherlands	—	229,066	—
Sweden	—	7,112,699	—
United Kingdom	—	19,749,915	—
United States	—	54,962,080	4,067,475
Corporate Bonds
Argentina	—	4,237,565	—
Bahrain	—	380,000	—

PGIM Global Short Duration High Yield Fund, Inc.
Schedule of Investments as of October 31, 2018 (unaudited) (continued)
	Level 1	Level 2	Level 3
Investments in Securities (continued)
Corporate Bonds (continued)
Brazil	$ —	$ 12,930,046	$ —
Canada	—	43,073,515	—
Chile	—	4,151,250	—
China	—	604,688	—
France	—	8,427,320	—
Germany	—	12,994,354	—
Guatemala	—	1,022,875	—
India	—	643,116	—
Indonesia	—	2,111,395	—
Ireland	—	12,280,871	—
Israel	—	1,662,409	—
Italy	—	2,763,646	—
Jamaica	—	1,853,515	—
Luxembourg	—	10,017,002	—
Mexico	—	1,271,940	—
Netherlands	—	7,722,200	—
Puerto Rico	—	3,516,005	—
Russia	—	15,205,303	—
South Africa	—	5,913,700	—
Sweden	—	1,387,199	—
Turkey	—	3,706,530	—
United Kingdom	—	32,768,716	—
United States	—	484,667,599	—
Zambia	—	4,282,326	—
Sovereign Bonds
Argentina	—	10,229,743	—
Armenia	—	373,730	—
Azerbaijan	—	630,400	—
Bahrain	—	6,638,109	—
Belarus	—	937,537	—
Brazil	—	1,639,967	—
Dominican Republic	—	1,454,175	—
Ecuador	—	4,495,600	—
Egypt	—	4,358,397	—
El Salvador	—	1,540,542	—
Ghana	—	1,579,186	—
Iraq	—	2,010,195	—
Ivory Coast	—	935,532	—
Lebanon	—	5,255,392	—
Mongolia	—	2,575,348	—
Namibia	—	424,787	—
Nigeria	—	2,257,913	—
Pakistan	—	3,467,095	—
Sri Lanka	—	3,043,930	—
Turkey	—	19,675,769	—
Ukraine	—	7,449,364	—

PGIM Global Short Duration High Yield Fund, Inc.
Schedule of Investments as of October 31, 2018 (unaudited) (continued)
	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stock
Colombia	$ 574,310	$ —	$ —

Affiliated Mutual Fund	11,382,154	—	—
Other Financial Instruments*
Unfunded Loan Commitment	—	(142,320)	—
OTC Forward Foreign Currency Exchange Contracts	—	5,752,329	—
OTC Cross Currency Exchange Contract	—	2,845	—
Total	$11,956,464	$879,939,052	$11,185,477
The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:
Bank Loans
Balance as of 07/31/18	$10,245,216
Realized gain (loss)	(83)
Change in unrealized appreciation (depreciation)	(47,883)
Purchases/Exchanges/Issuances	—
Sales/Paydowns	(21,959)
Accrued discount/premium	1,855
Transfers into of Level 3	4,108,718
Transfers out of Level 3	(3,100,387)
Balance as of 10/31/18	$11,185,477
Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$ (47,883)

*	Other financial instruments are derivatives, with the exception of unfunded loan commitments and are not reflected in the Schedule of Investments. Futures, forwards, centrally cleared swap contracts and unfunded loan commitments are recorded at net unrealized appreciation (depreciation) and OTC swap contracts are recorded at fair value.
Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by Board, which contain unobservable inputs as follows:
Level 3 Securities	Fair Value as of October 31, 2018	Valuation Methodology	Unobservable Inputs
Bank Loans	$11,185,477	Market Approach	Single Broker Indicative Quote

Investments in Securities	Amount Transferred	Level Transfer	Logic
Bank Loans	$3,100,387	L3 to L2	Single Broker Indicative Quote to Multiple Broker Quotes
Bank Loans	$4,108,718	L2 to L3	Multiple Broker Quotes to Single Broker Indicative Quote

PGIM Global Short Duration High Yield Fund, Inc.
Schedule of Investments as of October 31, 2018 (unaudited) (continued)
Industry Classification:
The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of October 31, 2018 were as follows:
Media	15.4%
Sovereign Bonds	12.4
Oil & Gas	10.1
Telecommunications	8.9
Retail	7.2
Home Builders	7.0
Chemicals	6.8
Healthcare-Services	6.7
Entertainment	5.1
Computers	4.7
Software	3.2
Aerospace & Defense	3.1
Electric	3.1
Diversified Financial Services	3.0
Building Materials	2.8
Commercial Services	2.8
Foods	2.4
Consumer Services	2.3
Technology	2.3
Healthcare & Pharmaceuticals	2.3
Mining	2.3
Banks	2.2
Auto Parts & Equipment	1.9
Affiliated Mutual Fund	1.7
Internet	1.7
Capital Goods	1.4
Lodging	1.4
Real Estate Investment Trusts (REITs)	1.3
Trucking & Leasing	1.3
Iron/Steel	1.2
Engineering & Construction	1.1
Packaging & Containers	1.1
Metal Fabricate/Hardware	0.9%
Advertising	0.8
Cosmetics/Personal Care	0.8
Auto Manufacturers	0.5
Home Furnishings	0.5
Machinery-Diversified	0.5
Gas	0.4
Pharmaceuticals	0.4
Healthcare-Products	0.3
Distribution/Wholesale	0.3
Environmental Control	0.3
Restaurant	0.2
Transportation	0.2
Pipelines	0.2
Insurance	0.2
Forest Products & Paper	0.2
Electronics	0.1
Leisure Time	0.1
Textiles	0.1
Oil, Gas & Consumable Fuels	0.1
Oil & Gas Services	0.1
Real Estate	0.1
Miscellaneous Manufacturing	0.0*
Tobacco	0.0*
137.5
Liabilities in excess of other assets	(37.5)
100.0%

*	Less than +/- 0.05%

Notes to Schedule of Investments (unaudited)
Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund’s Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, a Valuation Committee has been established as two persons, being one or more officers of the Fund, including: the Fund’s Treasurer (or the Treasurer’s direct reports); and the Fund’s Chief or Deputy Chief Compliance Officer (or Vice-President-level direct reports of the Chief or Deputy Chief Compliance Officer). Under the current valuation procedures, the Valuation Committee of the Board is responsible for supervising the valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.
For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.
Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with Financial Accounting Standards Board Accounting Standard Codification Topic 820 - Fair Value Measurements and Disclosures.
Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.
Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.
Bank loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Bank loans valued based on a single broker quote or at the original transaction price in excess of five business days are classified as Level 3 in the fair value hierarchy.
OTC derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing OTC derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated OTC derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain OTC derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.
Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.
When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of

Notes to Schedule of Investments (unaudited)
the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.
The Fund may invest without limit in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.
The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund, a series of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PGIM Investments.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov)

Item 2. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) PGIM Global Short Duration High Yield Fund, Inc.

By (Signature and Title)*	/s/ Andrew R. French
Andrew R. French
Secretary of the Fund

Date    December 14, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date    December 14, 2018

By (Signature and Title)*	/s/ Brian D. Nee
Brian D. Nee
Treasurer and Principal Financial and Accounting Officer

Date    December 14, 2018

* Print the name and title of each signing officer under his or her signature.